UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Australia – 1.3%
19,470	CSL Ltd. (Biotechnology)	$ 1,408,358
8,761	Orica Ltd. (Chemicals)	123,018

		1,531,376

Belgium – 0.5%
8,322	KBC Groep NV (Commercial Banks)	580,002

Brazil – 0.1%
13,124	Itau Unibanco Holding SA ADR (Banks)	113,916

Canada – 4.2%
44,700	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	384,847
6,234	Canadian National Railway Co. (Road & Rail)	389,189
9,630	Canadian Pacific Railway Ltd. (Road & Rail)	1,548,985
2,900	Constellation Software, Inc. (Software)	1,289,451
1,231	Element Financial Corp.* (Diversified Financial Services)	18,655
21,400	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	791,793
3,212	Loblaw Cos. Ltd. (Food & Staples Retailing)	175,158
7,052	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	198,643
886	Valeant Pharmaceuticals International, Inc.* (Pharmaceuticals)	228,171

		5,024,892

China – 1.3%
1,152	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	90,248
81,100	Tencent Holdings Ltd. (Internet Software & Services)	1,510,944

		1,601,192

Denmark – 5.9%
1,483	Carlsberg A/S Class B (Beverages)	129,207
42,565	Chr Hansen Holding A/S (Chemicals)	2,349,113
13,410	Coloplast A/S Class B (Health Care Equipment & Supplies)	967,041
35,555	Novo Nordisk A/S ADR (Pharmaceuticals)	2,096,323
30,615	Novozymes A/S (Chemicals)	1,598,143

		7,139,827

France – 10.5%
3,934	Air Liquide SA (Chemicals)	512,197
10,116	AXA SA (Insurance)	266,638

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
17,268	BNP Paribas SA (Commercial Banks)	$ 1,124,790
5,445	Bureau Veritas SA (Professional Services)	127,224
7,455	Danone SA (Food Products)	505,084
1,918	Dassault Systemes (Software)	144,860
75,484	Engie (Multi-Utilities)	1,449,513
121	Hermes International (Textiles, Apparel & Luxury Goods)	47,102
21,841	Legrand SA (Electrical Equipment)	1,344,465
9,536	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,787,727
4,173	Pernod Ricard SA (Beverages)	499,776
12,385	Sanofi (Pharmaceuticals)	1,332,572
22,605	Schneider Electric SE (Electrical Equipment)	1,578,683
14,108	Technip SA (Energy Equipment & Services)	802,905
24,650	TOTAL SA (Oil, Gas & Consumable Fuels)	1,220,265

		12,743,801

Germany – 4.8%
12,370	Bayer AG (Pharmaceuticals)	1,821,131
4,365	Beiersdorf AG (Personal Products)	372,095
4,481	Daimler AG (Automobiles)	398,804
7,688	Linde AG (Chemicals)	1,450,985
2,323	Merck KGaA (Pharmaceuticals)	236,398
1,011	MTU Aero Engines AG (Aerospace & Defense)	92,589
5,334	ProSiebenSat.1 Media SE (Media)	271,738
16,049	SAP SE (Software)	1,153,009

		5,796,749

Hong Kong – 3.0%
79,000	AIA Group Ltd. (Insurance)	514,622
130,000	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	475,407
119,000	China Mobile Ltd. (Wireless Telecommunication Services)	1,558,054
641,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	794,604
598,000	Global Brands Group Holding Ltd.* (Textiles, Apparel & Luxury Goods)	132,678
218,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	168,724

		3,644,089

Ireland – 1.6%
20,180	ICON PLC* (Life Sciences Tools & Services)	1,630,544
3,600	Ryanair Holdings PLC ADR (Airlines)	266,796

		1,897,340

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel* – 0.1%
1,127	Check Point Software Technologies Ltd. (Software)	$ 91,028

Japan – 12.6%
10,200	Denso Corp. (Auto Components)	506,153
13,100	East Japan Railway Co. (Road & Rail)	1,294,832
8,300	FANUC Corp. (Machinery)	1,384,847
219,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,421,419
15,600	Honda Motor Co. Ltd. (Automobiles)	500,909
14,300	Hoya Corp. (Health Care Equipment & Supplies)	605,530
20,900	Inpex Corp. (Oil, Gas & Consumable Fuels)	227,744
8,800	Japan Tobacco, Inc. (Tobacco)	341,782
69,200	KDDI Corp. (Wireless Telecommunication Services)	1,756,716
15,200	Komatsu Ltd. (Machinery)	281,470
4,900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	252,838
63,600	Nikon Corp. (Household Durables)	756,416
12,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	724,034
18,400	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	829,730
30,100	Sysmex Corp. (Health Care Equipment & Supplies)	1,950,240
11,600	TERUMO Corp. (Health Care Equipment & Supplies)	299,512
17,100	Toyota Motor Corp. (Automobiles)	1,138,712
41,500	Unicharm Corp. (Household Products)	998,029

		15,270,913

Mexico – 0.7%
336,000	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	816,201

Netherlands – 8.6%
31,375	Akzo Nobel NV (Chemicals)	2,246,981
17,550	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,740,433
9,660	Core Laboratories NV (Energy Equipment & Services)	1,059,026
1,112	Heineken NV (Beverages)	87,613
27,622	ING Groep NV (Commercial Banks)	469,903
83,441	PostNL NV* (Air Freight & Logistics)	358,492
5,126	Randstad Holding NV (Professional Services)	350,951
97,589	RELX NV (Media)	1,625,878

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
31,300	Sensata Technologies Holding NV* (Electrical Equipment)	$ 1,606,316
8,989	Unilever NV (Personal Products)	402,692
34,365	Yandex NV Class A* (Internet Software & Services)	478,017

		10,426,302

Singapore – 0.4%
25,200	DBS Group Holdings Ltd. (Commercial Banks)	370,693
36,900	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	110,013

		480,706

South Africa – 0.6%
50,215	Shoprite Holdings Ltd. (Food & Staples Retailing)	667,668

South Korea – 1.2%
252	Samsung Electronics Co. Ltd. GDR (Computers & Peripherals)	127,764
55,900	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,341,041

		1,468,805

Spain – 2.5%
5,437	Amadeus IT Holding SA (IT Services)	237,116
169,106	CaixaBank SA (Commercial Banks)	753,841
33,400	Industria de Diseno Textil SA (Specialty Retail)	1,143,548
80,620	International Consolidated Airlines Group SA* (Airlines)	672,307
5,256	Tecnicas Reunidas SA (Energy Equipment & Services)	267,609

		3,074,421

Sweden – 1.4%
7,815	Hennes & Mauritz AB (Specialty Retail)	310,906
47,430	Svenska Cellulosa AB SCA Class B (Household Products)	1,350,312

		1,661,218

Switzerland – 13.1%
16,735	ACE Ltd. (Insurance)	1,820,266
13,566	Aryzta AG* (Food Products)	688,900
7,235	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	624,443
27,443	Clariant AG* (Chemicals)	547,554
13,785	Credit Suisse Group AG* (Capital Markets)	406,289
144	Givaudan SA* (Chemicals)	268,240

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
692	Kuehne & Nagel International AG (Marine)	$ 95,532
36,875	Nestle SA (Food Products)	2,793,387
17,037	Novartis AG (Pharmaceuticals)	1,767,829
5,815	Roche Holding AG (Pharmaceuticals)	1,679,568
650	SGS SA (Professional Services)	1,241,074
934	Sonova Holding AG (Health Care Equipment & Supplies)	133,000
1,685	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	725,581
89,570	UBS Group AG (Capital Markets)	2,059,312
3,431	Zurich Insurance Group AG* (Insurance)	1,044,958

		15,895,933

Taiwan – 2.4%
17,752	Hon Hai Precision Industry Co. Ltd. GDR (Electronic Equipment, Instruments & Components)	108,696
128,677	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	2,845,048

		2,953,744

United Kingdom – 18.6%
30,605	ARM Holdings PLC ADR (Semiconductors & Semiconductor Equipment)	1,439,659
174,980	Aviva PLC (Insurance)	1,420,940
146,970	Balfour Beatty PLC (Construction & Engineering)	540,969
348,337	Barclays PLC (Commercial Banks)	1,571,832
10,632	BG Group PLC (Oil, Gas & Consumable Fuels)	181,393
27,852	British American Tobacco PLC (Tobacco)	1,653,249
18,414	Carnival PLC (Hotels, Restaurants & Leisure)	1,021,422
93,969	Compass Group PLC (Hotels, Restaurants & Leisure)	1,504,154
2,568	Delphi Automotive PLC (Auto Components)	200,509
12,008	Diageo PLC (Beverages)	335,572
75,420	Experian PLC (Professional Services)	1,414,534
65,880	GlaxoSmithKline PLC (Pharmaceuticals)	1,436,227
186,774	HSBC Holdings PLC (Commercial Banks)	1,682,188
798,379	Lloyds Banking Group PLC (Commercial Banks)	1,037,329
10,397	Prudential PLC (Insurance)	244,765
25,265	Reckitt Benckiser Group PLC (Household Products)	2,426,095
5,340	Rio Tinto PLC (Metals & Mining)	207,355

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
18,984	Rolls-Royce Holdings PLC* (Aerospace & Defense)	$ 235,392
23,464	Sky PLC (Media)	417,725
13,620	Smiths Group PLC (Industrial Conglomerates)	240,135
55,589	SSE PLC (Electric Utilities)	1,315,181
13,857	Standard Chartered PLC (Commercial Banks)	211,881
283,632	Vodafone Group PLC (Wireless Telecommunication Services)	1,071,236
30,243	WPP PLC (Media)	694,857

		22,504,599

United States – 0.4%
5,287	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	463,987

TOTAL COMMON STOCKS		$115,848,709

Preferred Stock – 1.3%
Germany – 1.3%
7,569	Volkswagen AG (Automobiles)	1,515,639

TOTAL INVESTMENTS – 97.1%		$117,364,348

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%		3,509,145

NET ASSETS – 100.0%		$120,873,493

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
LIBOR	— London Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$117,570,739

Gross unrealized gain	9,371
Gross unrealized loss	(215,762)

Net unrealized security loss	$(206,391)

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Sharholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Organization — The Goldman Sachs Multi-Manager International Equity Fund commenced operations on July 31, 2015.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	$1,531,376	$—	$—
Europe	79,826,175	2,388,234	—
South America	113,916	—	—
North America	7,326,502	—	—
Asia	25,382,713	127,764	—
Africa	667,668	—	—
Total	$114,848,350	$2,515,998	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date September 29, 2015

*	Print the name and title of each signing officer under his or her signature.